Fair Value Measurements - Summary of warrants (Detail) - USD ($)	3 Months Ended			5 Months Ended	8 Months Ended	11 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Fair value as of beginning	$ 53,594,000	$ 36,039,600
Change in fair value	(8,467,400)	619,600	$ 1,342,000	$ 1,342,000	$ 1,961,600	$ 18,896,400
Fair value as of ending	45,126,600	$ 36,659,200	$ 36,039,600	36,039,600	36,659,200	53,594,000
Warrant
Class of Warrant or Right [Line Items]
Fair value as of beginning	53,594,000			0	0	0
Initial measurement on June 11, 2020						34,697,600
Change in fair value	(8,467,400)					18,896,400
Fair value as of ending	45,126,600					53,594,000
Warrant | Private Placement Warrant [Member]
Class of Warrant or Right [Line Items]
Fair value as of beginning	17,990,000			0	0	0
Initial measurement on June 11, 2020						10,280,000
Change in fair value	(2,878,400)					6,476,400
Fair value as of ending	15,111,600					17,990,000
Warrant | Public Warrant [Member]
Class of Warrant or Right [Line Items]
Fair value as of beginning	35,604,000			$ 0	$ 0	0
Initial measurement on June 11, 2020						20,700,000
Change in fair value	(5,589,000)					12,420,000
Fair value as of ending	30,015,000					35,604,000
FPA Liability [Member] | Private Placement Warrant [Member]
Class of Warrant or Right [Line Items]
Fair value as of beginning	4,225,000
Initial measurement on June 11, 2020						350,000
Change in fair value	(2,575,000)					3,875,000
Fair value as of ending	$ 1,650,000					$ 4,225,000